Related Party Transactions (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Transactions with Related Parties	$ 37	$ 18	$ 349
Transportation services to Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties		18
Transportation services to Fujian Desheng [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	37		349
Transportation services from Beijing Banglian [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties			2,265
Transportation services from Hainan Tianyi [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties			1,207
Transportation services from Fujian Bafang [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	1,108	1,196	157
Purchase raw materials from Suxing [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties			577
Lease services from Fuzhou Tianyu [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	228	305	358
Lease services from Fuzhou Tianyu Management [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	17	35
Catering services from Tianyu Catering [Member]
Related Party Transaction [Line Items]
Transactions with Related Parties	$ 2